RELATED PARTY TRANSACTIONS AND BALANCES	12 Months Ended
Jun. 30, 2017
Related Party Transactions [Abstract]
RELATED PARTY TRANSACTIONS AND BALANCES
NOTE 18 - RELATED PARTY TRANSACTIONS AND BALANCES

Related party balances

Related party balances as of June 30, 2017 and 2016 (apart from those disclosed elsewhere in these financial statements) consisted of:

	2017	2016

Due to related party
Bluesky LLC	$464,000	$464,000
	$464,000	$464,000

Bluesky LLC is a limited liability Company owned and controlled by Bluesky Family Trust, a family trust benefitting the family of Jianming Hao, the Company’s former Chairman, Co-Chief Executive Officer and President.

Related party transactions

Related party transactions for the years ended June 30, 2017, 2016 and 2015 consisted of:

	For the years ended June 30,
	2017	2016	2015
Amount lent to owners
Dongsheng International Investment Group Co., Ltd	$-	$-	$13,148,677
Dongsheng International Investment Ltd (HK)	-	-	8,419,721
	$-	$-	$21,568,398

Amount repaid from owners
Dongsheng International Investment Group Co., Ltd	$-	$-	$30,474,032
Dongsheng International Investment Ltd (HK)	-	-	10,628,558
Wang Hong (Note 1)	-	-	6,517,312
	$-	$-	$47,619,902

Amount repaid to owners
Wang Hong (Note 1)	$-	$-	$244,399
Tian Wenjun	-	-	175,917
	$-	$-	$420,316

Amount borrowed from owners	-
Wang Hong (Note 1)	$-	$-	$16,293
Tian Wenjun	-	-	24,440
	$-	$-	$40,733

Share repurchase
Bluesky LLC	$-	$17,464,000	$-

Convertible debt
Bluesky LLC	$-	$8,500,000	$-

The loans from owners and to owners were all interest free and due on demand.

On December 28, 2015, the Company issued an $8,500,000 promissory note (the “Note”) to Bluesky LLC, an entity controlled by Jianming Hao, the Company’s former Chairman, Co-Chief Executive Officer and President. The notes bear interest at 4% per year and mature on December 28, 2016. The note was repaid in advance on April 28, 2016. The Notes are convertible into the Company’s ordinary shares at a price of $12.00 per share. Martel Capital, LLC is the placement agent for the offering and received a commission equal to 1% of the gross proceeds of the offering.

On June 30, 2016, the Company repurchased 1,480,000 ordinary shares from Bluesky LLC at a price of $11.8 per share. On June 28, 2016, the Company paid approximately $17,000,000 to Bluesky LLC.